Document and Entity Information	Mar. 24, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001711279
Document Type	8-K/A
Document Period End Date	Mar. 24, 2021
Entity Registrant Name	KRYSTAL BIOTECH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38210
Entity Tax Identification Number	82-1080209
Entity Address, Address Line One	2100 Wharton Street
Entity Address, Address Line Two	Suite 701
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15203
City Area Code	(412)
Local Phone Number	586-5830
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	KRYS
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	On March 24, 2021, Krystal Biotech, Inc. (the “Company”) filed a Current Report on Form 8-K reporting that it had issued a press release announcing the launch of Jeune, Inc. (which has subsequently been renamed Jeune Aesthetics, Inc) (“Jeune”), a gene-based aesthetics company, and the initial safety data from the ongoing Phase 1 trial of KB301 for aesthetic indications. Jeune continues to manage the development of a portfolio of aesthetic indication candidates based on the Company’s proprietary technology platform. The formal license between the Company and Jeune referred to in the press release has not been finalized as Jeune remains a wholly-owned subsidiary of the Company. The Company furnished the press release on a Current Report on Form 8-K dated March 24, 2021 under Item 7.01. The Company is filing this amendment to such Current Report solely to correct the disclosure within the press release attached to such Current Report and incorporated therein.